Group Subsidiaries and Holdings (Details)	12 Months Ended
Dec. 31, 2018
Astrazeneca S.A. Argentina
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holdings Pty Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca PTY Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Pharmaceutical Manufacturing Company Pty Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Pharmaceutical Manufacturing Division Pty Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Osterreich GmbH
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. / N.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca do Brasil Limitada
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Bulgaria EOOD
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Canada Inc.1
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AZ Reinsurance Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca S.A. Chile
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Chile Limitada
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Co., Limited.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca (Wuxi) Trading Co. Ltd
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Investment (China) Co. Ltd
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceutical (China)Co. Ltd
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Technologies (Beijing) Co., Ltd.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Colombia S.A.S.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca CAMCAR Costa Rica, S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca d.o.o.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Czech Republic, s.r.o.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca A/S
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Egypt for Pharmaceutical Industries JSC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Egypt for Trading LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Drimex LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Eesti OU
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca OY.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A.S.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Finance S.A.S.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holding France S.A.S.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Dunkerque Production SCS
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Holding GmbH
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca GmbH
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Sofotec GmbH
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Definiens AG
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. Greece
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Hong Kong Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Kft
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca India Private Limited 3
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pars Company
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Ireland) Designated Activity Company
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Israel Ltd
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Simesa SpA
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca SpA
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca K.K.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Latvija SIA
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Lietuva UAB
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Luxembourg S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Asia-Pacific Business Services Sdn Bhd
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sdn Bhd
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca, S.A. de C.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Health Care Division, S.A. de C.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Maroc SARLAU
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Continent B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Gamma B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holdings B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Jota B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Rho B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sigma B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Treasury B. V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Zeta B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
MedImmune Pharma B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nigeria Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca AS
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Pharmaceuticals Pakistan (Private) Limited 4
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca CAMCAR, S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Peru S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Phils.) Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma Poland Sp.z.o.o.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astra Alpha Produtos Farmaceuticos Lda
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Produtos Farmaceuticos Lda
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Novastra Promocao e Comercio Farmaceutico Lda
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Novastuart Produtos Farmaceuticos Lda
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Stuart-Produtos Farmaceuticos Lda
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zeneca Epsilon - Produtos Farmaceuticos Lda
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zenecapharma Produtos Farmaceuticos Lda
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
IPR Pharmaceuticals, Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma S.R.L.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Industries, LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals, LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Singapore Pte Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Pty) Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Korea Co. Ltd
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Spain S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Holding Spain, S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Laboratorio Beta, S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Laboratorio Lailan, S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Laboratorio Odin, S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Laboratorio Tau S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astra Export & Trading Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astra Lakemedel Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca AB
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Biotech AB
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca BioVentureHub AB
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Holding Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca International Holdings Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nordic AB
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sodertalje 2 AB
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Stuart Pharma Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Tika Lakemedel Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Aktiebolaget Hassle
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Symbicom Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astra Tech International Aktiebolag
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca AG
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Spirogen Sarl
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Taiwan Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca (Thailand) Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Tunisie SaRL
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Ilac Sanayi ve Ticaret Limited Sirketi
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zeneca Ilac Sanayi Ve Ticaret Anonim Sirketi
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Ukraina LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca FZ-LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Ardea Biosciences Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Arrow Therapeutics Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astra Pharmaceuticals Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrapharm
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca China UK Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Death In Service Trustee Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Employee Share Trust Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Finance Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Intermediate Holdings Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Investments Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Japan Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nominees Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Quest Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Share Trust Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sweden Investments Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Treasury Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca UK Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Us Investments Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AZENCO2 Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AZENCO4 Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Cambridge Antibody Technology Group Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
KuDOS Horsham Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
KuDOS Pharmaceuticals Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zenco (No 8) Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zeneca Finance (Netherlands) Company
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
MedImmune Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
MedImmune U.K. Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Amylin Pharmaceuticals LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Collaboration Ventures LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals, LP
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Atkemix Nine Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Atkemix Ten Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
BMS Holdco Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Corpus Christi Holdings Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Omthera Pharmaceuticals, Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Stauffer Management Company, LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zeneca Holdings Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zeneca, Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Zeneca Wilmington Inc
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
ZS Pharma Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Alphacore Pharma LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Amylin Ohio LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Ardea Biosciences, Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AZ-Mont Insurance Company
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Definiens Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
MedImmune Biologics Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
MedImmune, LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
MedImmune Ventures, Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Optein, Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Pearl Therapeutics, Inc.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. Uruguay
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
AstraZeneca Venezuela S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Gotland Pharma S.A.
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
Astrazeneca Vietnam Company Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	100.00%
SPA AstraZeneca Al Djazair
Subsidiaires
Effective percentage of equity owned in subsidiaries	65.77%
AstraZeneca Pharma India Limited
Subsidiaires
Effective percentage of equity owned in subsidiaries	75.00%
P.T. AstraZeneca Indonesia
Subsidiaires
Effective percentage of equity owned in subsidiaries	95.00%
Acerta Pharma B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	55.00%
Aspire Therapeutics B.V.
Subsidiaires
Effective percentage of equity owned in subsidiaries	55.00%
Acerta Pharma LLC
Subsidiaires
Effective percentage of equity owned in subsidiaries	55.00%